DREYFUS BNY MELLON FUNDS, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

January 28, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc.
(Registration Nos: 333-192305 and 811-22912)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)
the Prospectus that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Pre-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Pre-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A was filed electronically on January 22, 2014.

DREYFUS BNY MELLON FUNDS, INC.

By:  /s/ Jeff Prusnofsky
        Jeff Prusnofsky
        Vice President